General information (Details) - shares	Dec. 31, 2017	Mar. 20, 2017	Dec. 31, 2016
Issued capital
Shares issued in IPO	236,300,000		11,100,000
Class A common shares
Issued capital
Shares issued in IPO	18,600,000	18,630,000